Derivatives	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Derivatives

15	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	9,463,768	63,547	99,014	935	99,949	99,949	780	100,729
Interest rate	14,853,397	361,312	223,534	5,119	228,653	225,443	4,080	229,523
Equities	677,149	—	14,427	—	14,427	17,603	—	17,603
Credit	153,606	—	1,351	—	1,351	1,861	—	1,861
Commodity and other	90,007	—	1,820	—	1,820	1,542	—	1,542
Gross total fair values	25,237,927	424,859	340,146	6,054	346,200	346,398	4,860	351,258
Offset (Note 31)					(116,486)			(116,486)
At 31 Dec 2023	25,237,927	424,859	340,146	6,054	229,714	346,398	4,860	234,772

Foreign exchange	8,434,453	38,924	122,206	525	122,731	123,088	166	123,254
Interest rate	15,213,232	276,589	285,449	5,066	290,515	287,876	3,501	291,377
Equities	570,410	—	9,325	—	9,325	9,176	—	9,176
Credit	183,995	—	1,091	—	1,091	1,264	—	1,264
Commodity and other	78,414	—	1,484	—	1,484	1,678	—	1,678
Gross total fair values	24,480,504	315,513	419,555	5,591	425,146	423,082	3,667	426,749
Offset (Note 31)					(140,987)			(140,987)
At 31 Dec 2022	24,480,504	315,513	419,555	5,591	284,159	423,082	3,667	285,762
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
Derivative assets and liabilities decreased during 2023, driven by yield curve movements and changes in foreign exchange rates.

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	66,711	—	486	—	486	1,705	—	1,705
Interest rate	33,480	92,268	1,730	1,128	2,858	747	3,638	4,385
At 31 Dec 2023	100,191	92,268	2,216	1,128	3,344	2,452	3,638	6,090

Foreign exchange	60,630	—	502	—	502	1,683	—	1,683
Interest rate	34,322	81,873	2,386	913	3,299	826	4,413	5,239
At 31 Dec 2022	94,952	81,873	2,888	913	3,801	2,509	4,413	6,922
Use of derivatives
For details regarding the use of derivatives, see page 256 under ‘Market risk’.
Trading derivatives
Most of HSBC’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenue based on spread and volume. Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of HSBC Holdings’ derivatives entered into with subsidiaries are managed in conjunction with financial liabilities.
Hedge accounting derivatives
HSBC applies hedge accounting to manage the following risks: interest rate and foreign exchange risks. Further details of how these risks arise and how they are managed by the Group can be found in the ‘Risk review’.
Hedged risk components
HSBC designates a portion of cash flows of a financial instrument or a group of financial instruments for a specific interest rate or foreign currency risk component in a fair value or cash flow hedge. The designated risks and portions are either contractually specified or otherwise separately identifiable components of the financial instrument that are reliably measurable. Risk-free or benchmark interest rates generally are regarded as being both separately identifiable and reliably measurable, except for the Interest Rate Benchmark Reform Phase 2 transition where
HSBC designates alternative benchmark rates as the hedged risk which may not have been separately identifiable upon initial designation, provided HSBC reasonably expects it will meet the requirement within 24 months from the first designation date. The designated risk components account for a significant portion of the overall changes in fair value or cash flows of the hedged items.
HSBC uses net investment hedges to hedge the structural foreign exchange risk related to net investments in foreign operations including subsidiaries and branches whose functional currencies are different from that of the parent. When hedging with foreign exchange forward contracts, the spot rate component of the foreign exchange risk is designated for an amount of net assets as the hedged risk.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zero fair value, and notional and timing differences between the hedged items and hedging instruments.
Fair value hedges
HSBC enters into fixed-for-floating-interest-rate swaps to manage the exposure to changes in fair value caused by movements in market interest rates on certain fixed-rate financial instruments that are not measured at fair value through profit or loss, including debt securities held and issued.

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	172,985	3,729	2,965	Derivatives	(1,043)
At 31 Dec 2023	172,985	3,729	2,965		(1,043)

Interest rate[3]	162,062	4,973	2,573	Derivatives	4,064
At 31 Dec 2022	162,062	4,973	2,573		4,064
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, which uses the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	82,321		(2,282)		Financial investments - measured at fair value through other comprehensive income	2,053	5	Net income from financial instruments held for trading or managed on a fair value basis
	514		32		Financial investments - measured at amortised cost	32
	4,701		(18)		Loans and advances to customers	122
	—		—		Reverse repurchase agreements – non- trading	15
		64,269		(2,147)	Debt securities in issue	(1,179)
		—		—	Deposits by banks	—
		—		—	Subordinated liabilities	5
At 31 Dec 2023	87,536	64,269	(2,268)	(2,147)		1,048	5

HSBC hedged item by hedged risk (continued)
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	82,792		(5,100)		Financial investments - measured at fair value through other comprehensive income	(8,005)	(59)	Net income from financial instruments held for trading or managed on a fair value basis
	3,415		(210)		Loans and advances to customers	(233)
	519		(18)		Reverse repurchase agreements – non-trading	(17)
		49,180		(2,006)	Debt securities in issue	4,138
		83		—	Deposits by banks	(5)
At 31 Dec 2022	86,726	49,263	(5,328)	(2,006)		(4,122)	(59)
1The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $136m (2022: $252m) for FVOCI assets and liabilities of $1,256m (2022: $916m) for debt issued.
2Used in effectiveness testing, which comprise an amount attributable to the designated hedged risk that can be a risk component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,2]	Assets	Liabilities	Balance sheet presentation	Change in fair value[3]
Hedged risk	$m	$m	$m		$m
Interest rate[4]	92,268	1,128	3,638	Derivatives	1,426
At 31 Dec 2023	92,268	1,128	3,638		1,426

Interest rate[4]	81,873	913	4,413	Derivatives	(5,599)
At 31 Dec 2022	81,873	913	4,413		(5,599)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2The notional amount of non-dynamic fair value hedges is equal to $92,268m (2022: $81,873m), of which the weighted-average maturity date is
May 2029 and the weighted-average swap rate is 2.46% (2022: 2.33%). The majority of these hedges are internal to the Group.
3Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.
4The hedged risk ‘interest rate’ includes foreign exchange risk.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		80,889		(2,971)	Debt securities in issue	(1,716)	29	Net income from financial instruments held for trading or managed on a fair value basis
	7,772		(490)		Loans and advances to banks	319
At 31 Dec 2023	7,772	80,889	(490)	(2,971)		(1,397)	29

Interest rate[3]		68,223		(3,829)	Debt securities in issue	6,258	(34)	Net income from financial instruments held for trading or managed on a fair value basis
	6,812		(789)		Loans and advances to banks	(693)
At 31 Dec 2022	6,812	68,223	(789)	(3,829)		5,565	(34)
1The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $1,299m (2022: $971m) for debt issued.
2Used in effectiveness testing, comprising amount attributable to the designated hedged risk that can be a risk component.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
For some debt securities held, HSBC manages interest rate risk in a dynamic risk management strategy. The assets in scope of this strategy are high-quality fixed-rate debt securities, which may be sold to meet liquidity and funding requirements.
The interest rate risk of the HSBC fixed-rate debt securities issued is managed in a non-dynamic risk management strategy.
Cash flow hedges
HSBC’s cash flow hedging instruments consist principally of interest rate swaps and cross-currency swaps that are used to manage the variability in future interest cash flows of non-trading financial assets and liabilities, arising due to changes in market interest rates and foreign-
currency basis.
HSBC applies macro cash flow hedging for interest rate risk exposures on portfolios of replenishing current and forecasted issuances of non-
trading assets and liabilities that bear interest at variable rates, including rolling such instruments. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate cash flows representing both principal balances and interest cash flows across all portfolios are used to determine the effectiveness and ineffectiveness. Macro cash flow hedges are considered to be dynamic hedges.
HSBC also hedges the variability in future cash flows on foreign-denominated financial assets and liabilities arising due to changes in foreign exchange market rates with cross-currency swaps, which are considered dynamic hedges.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	29,772	935	257	Derivatives	977	977	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	188,327	1,390	1,116	Derivatives	1,542	1,512	30
At 31 Dec 2023	218,099	2,325	1,373		2,519	2,489	30

Foreign currency	8,781	418	166	Derivatives	659	659	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	114,527	93	950	Derivatives	(4,997)	(4,973)	(24)
At 31 Dec 2022	123,308	511	1,116		(4,338)	(4,314)	(24)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2023	(3,387)	(421)
Fair value gains/(losses)	1,512	977
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	2,196	(718)
Income taxes	(937)	(29)
Others	(285)	59
Cash flow hedging reserve at 31 Dec 2023	(901)	(132)

Cash flow hedging reserve at 1 Jan 2022	8	(205)
Fair value gains/(losses)	(4,973)	659
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	325	(926)
Income taxes	1,123	28
Others	130	23
Cash flow hedging reserve at 31 Dec 2022	(3,387)	(421)
1  Hedged items that have affected profit or loss are primarily recorded within interest income.
Net investment hedges
The Group applies hedge accounting in respect of certain net investments in non-US dollar functional currency foreign operations for changes in spot exchange rates only. Hedging could be undertaken for Group structural exposure to changes in the US dollar to foreign currency exchange rates using forward foreign exchange contracts or by financing with foreign currency borrowings. An economic relationship exists between the hedged net investment and hedging instrument due to the shared foreign currency risk exposure. For further details of our structural foreign exchange exposures, see page 241.
The aggregate positions at the reporting date and the performance indicators of both live and de-designated hedges are summarised below.

Hedges of net investment in foreign operations
	Carrying amount		Nominal amount	Amounts recognised in OCI[1]	Change in fair value[2]	Hedge ineffectiveness recognised in income statement
	Derivative assets	Derivative liabilities
Description of hedged risk	$m	$m	$m	$m	$m	$m
2023
Pound sterling-denominated structural foreign exchange		(404)	16,415	604	(843)	—
Swiss franc-denominated structural foreign exchange		(23)	526	49	(62)	—
Hong Kong dollar-denominated structural foreign exchange		—	5,792	—	2	—
Other structural foreign exchange[3]		(96)	11,042	477	102	—
Total	—	(523)	33,775	1,130	(801)	—
2022
Pound sterling-denominated structural foreign exchange	264	—	14,000	1,447	1,573	—
Swiss franc-denominated structural foreign exchange	—	(21)	727	111	10	—
Hong Kong dollar-denominated structural foreign exchange	—	(19)	4,597	(2)	(7)	—
Other structural foreign exchange[3]	—	(117)	10,819	375	369	—
Total	264	(157)	30,143	1,931	1,945	—
1  Amount recognised in OCI for Swiss franc includes $110m (2022: $110m) related to de-designated hedge.
2  Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.
3  Other currencies include euro, New Taiwan dollar, Singapore dollar, Canadian dollar, Omani rial, South Korean won, UAE dirham, Indian rupee, Chinese renminbi, Kuwaiti dinar, Qatari riyal, Saudi riyal, Indonesian rupiah and Philippine peso.
Interest rate benchmark reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
HSBC has applied both the first set of amendments (‘Phase 1’) and the second set of amendments (‘Phase 2’) to IFRS 9 and IAS 39 applicable to hedge accounting. The hedge accounting relationships that are affected by Phase 1 and Phase 2 amendments are presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’. The notional value of the derivatives impacted by the Ibor reform, including those designated in hedge accounting relationships, is disclosed in Note 32. For further details of Ibor transition, see ‘Ibor transition’
on page 162.
For some of the Ibors included under the ‘Other’ header in the table below, judgement has been needed to establish whether a transition is required, since there are Ibor benchmarks that are subject to computation methodology improvements and insertion of fallback provisions without full clarity being provided by their administrators on whether these Ibor benchmarks will be demised.
The notional amounts of interest rate derivatives designated in hedge accounting relationships do not represent the extent of the risk exposure managed by the Group but they are expected to be directly affected by market-wide Ibor reform and in scope of Phase 1 amendments and are shown in the table below. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below.

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[3]
	€[1]	£	$	Other[2]	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	16,907	—	—	4,384	21,291	151,694	172,985
Cash flow hedges	10,850	—	—	3,504	14,354	173,973	188,327
At 31 Dec 2023	27,757	—	—	7,888	35,645	325,667	361,312

Fair value hedges	12,756	—	2,015	12,643	27,414	134,648	162,062
Cash flow hedges	8,865	—	—	27,830	36,695	77,832	114,527
At 31 Dec 2022	21,621	—	2,015	40,473	64,109	212,480	276,589
1The notional contract amounts of euro interest rate derivatives impacted by Ibor reform consist of hedges with a Euribor benchmark.
2Other benchmarks impacted by Ibor reform consist mainly of Emirates interbank offered rate, Mexican interbank equilibrium interest rate (‘TIIE’) and
Korean won-related derivatives. In 2022, the Hong Kong interbank offered rate (‘HIBOR’) was included in ‘Other‘ given that reform in the benchmark was considered possible. At 31 December 2023, HIBOR was no longer expected to be directly affected by Ibor reform following the successful transition of all Libor settings and the HKMA’s affirmation that there are no plans to discontinue HIBOR. As a result HIBOR has been moved from
‘Other‘ to ‘Not impacted by Ibor reform‘.
3The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date and they do not represent amounts at risk.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	19,614	—	—	583	20,197	72,071	92,268
At 31 Dec 2023	19,614	—	—	583	20,197	72,071	92,268

Fair value hedges	15,210	—	2,000	1,336	18,546	63,327	81,873
At 31 Dec 2022	15,210	—	2,000	1,336	18,546	63,327	81,873